RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 11, 2025	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Salaries and benefits		$ 7,843	$ 8,557
Directors fees		971	851
Consulting fees		64	66
Share-based payments		20,769	7,747
Key management personnel compensation		$ 29,647	$ 17,221
Compania minera cuzcatlan s.a. de c. v, Disposal group, discontinued operations [member]
RELATED PARTY TRANSACTIONS
Percentage of interest disposed	100.00%